Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Europe USD ($)	Dec. 31, 2014 Europe CNY	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2014 Germany USD ($)	Dec. 31, 2014 Germany CNY	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2014 Spain USD ($)	Dec. 31, 2014 Spain CNY	Dec. 31, 2013 Spain CNY	Dec. 31, 2012 Spain CNY	Dec. 31, 2014 France USD ($)	Dec. 31, 2014 France CNY	Dec. 31, 2013 France CNY	Dec. 31, 2012 France CNY	Dec. 31, 2014 Italy USD ($)	Dec. 31, 2014 Italy CNY	Dec. 31, 2013 Italy CNY	Dec. 31, 2012 Italy CNY	Dec. 31, 2014 Belgium USD ($)	Dec. 31, 2014 Belgium CNY	Dec. 31, 2013 Belgium CNY	Dec. 31, 2012 Belgium CNY	Dec. 31, 2014 Holland USD ($)	Dec. 31, 2014 Holland CNY	Dec. 31, 2013 Holland CNY	Dec. 31, 2012 Holland CNY	Dec. 31, 2013 Czech CNY	Dec. 31, 2012 Czech CNY	Dec. 31, 2014 Greece USD ($)	Dec. 31, 2014 Greece CNY	Dec. 31, 2013 Greece CNY	Dec. 31, 2012 Greece CNY	Dec. 31, 2014 England USD ($)	Dec. 31, 2014 England CNY	Dec. 31, 2013 England CNY	Dec. 31, 2012 England CNY	Dec. 31, 2014 Other European countries USD ($)	Dec. 31, 2014 Other European countries CNY	Dec. 31, 2013 Other European countries CNY	Dec. 31, 2012 Other European countries CNY	Dec. 31, 2014 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2014 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2013 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2014 Hong Kong Special Administrative Region (the "HK SAR") USD ($)	Dec. 31, 2014 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2013 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2014 USA USD ($)	Dec. 31, 2014 USA CNY	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2014 Japan USD ($)	Dec. 31, 2014 Japan CNY	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2014 South Korea USD ($)	Dec. 31, 2014 South Korea CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2014 Other countries USD ($)	Dec. 31, 2014 Other countries CNY	Dec. 31, 2013 Other countries CNY	Dec. 31, 2012 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 2,083,515	12,927,377	13,418,093	11,391,928	$ 395,830	2,455,956	4,037,094	6,865,842	$ 108,232	671,534	2,439,058	4,765,312	$ 30,033	186,341	131,414	381,910	$ 30,795	191,071	156,557	75,898	$ 5,255	32,607	95,013	389,218	$ 846	5,247	93,149	56,653	$ 18,813	116,725	227,163	502,843	1,134	9,529	$ 359	2,225	325,619	477,138	$ 160,881	998,203	403,014	117,381	$ 40,616	252,003	164,973	89,960	$ 733,474	4,550,915	4,546,482	2,653,341	$ 6,379	39,582	756	7,674	$ 370,934	2,301,496	2,906,262	1,600,695	$ 400,985	2,487,949	972,604	81,911	$ 355	2,201	16,775	$ 175,558	1,089,278	954,895	165,690